Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Information Technology Index ETF	Nov. 29, 2023
Fidelity MSCI Information Technology Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(29.57%)
Past 5 years	14.74%
Since Inception	16.73%	[1]
Fidelity MSCI Information Technology Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(29.71%)
Past 5 years	14.46%
Since Inception	16.43%	[1]
Fidelity MSCI Information Technology Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(17.39%)
Past 5 years	11.84%
Since Inception	14.11%	[1]
IXWN2
Average Annual Return:
Past 1 year	(29.52%)
Past 5 years	14.84%
Since Inception	16.84%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	11.06%	[1]

[1]	AFrom October 21, 2013.